Financial Instruments (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Financial liabilities at amortized costs:
Trade payables | ₪	₪ 17,062		₪ 20,723
Other payables | ₪	1,203		1,076
Liability in respect of Government grants | ₪	14,812		14,643
Lease Liabilities | ₪	6,809
Loan from others | ₪	123,780		94,360
Financial liabilities at amortized costs | ₪	164,360		130,802
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | ₪	16,354		6,168
Total Financial liabilities | ₪	180,714		136,970
Total current | ₪	18,959		21,799
Total non-current | ₪	₪ 161,755		₪ 115,171
USD [Member]
Financial liabilities at amortized costs:
Trade payables | $		$ 4,937
Other payables | $		348
Liability in respect of Government grants | $		4,286
Lease Liabilities | $		1,970
Loan from others | $		35,816
Financial liabilities at amortized costs | $		47,558
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | $		4,732
Total Financial liabilities | $		52,290
Total current | $		5,486
Total non-current | $		$ 46,804